Intangible assets (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ (61,225)	$ (290,748)
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(61,225)	(290,748)
Gross carrying amount | Moneda [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(18,957)
Gross carrying amount | VBI
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(3,510)
Gross carrying amount | Kamaroopin
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,266)
Gross carrying amount | Patria Asset Management S.A. (“PAM”) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(10,819)
Gross carrying amount | GPMS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(21,871)
Gross carrying amount | Tria
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,972)
Gross carrying amount | Nexus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(2,830)
Gross carrying amount | Deferred tax liability [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(58,230)
Gross carrying amount | Deferred tax liability [Member] | Moneda [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(18,957)
Gross carrying amount | Deferred tax liability [Member] | VBI
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(2,516)
Gross carrying amount | Deferred tax liability [Member] | Kamaroopin
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,266)
Gross carrying amount | Deferred tax liability [Member] | Patria Asset Management S.A. (“PAM”) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(10,819)
Gross carrying amount | Deferred tax liability [Member] | GPMS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(20,793)
Gross carrying amount | Deferred tax liability [Member] | Nexus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(3,879)
Gross carrying amount | Adjustment of goodwill related to deferred tax liabilities [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(2,995)
Gross carrying amount | Adjustment of goodwill related to deferred tax liabilities [Member] | VBI
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(994)
Gross carrying amount | Adjustment of goodwill related to deferred tax liabilities [Member] | GPMS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,078)
Gross carrying amount | Adjustment of goodwill related to deferred tax liabilities [Member] | Tria
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,972)
Gross carrying amount | Adjustment of goodwill related to deferred tax liabilities [Member] | Nexus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	(1,049)
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ (61,225)	(68,446)
Gross carrying amount | Goodwill | GPMS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		(30,544)
Gross carrying amount | Goodwill | Tria
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		(6,604)
Gross carrying amount | Goodwill | CSHG
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		(20,745)
Gross carrying amount | Goodwill | Nexus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		$ (10,553)